Consolidated Balance Sheets - USD ($)	Oct. 31, 2021	Jul. 31, 2021	Jul. 31, 2020
Current assets
Cash	$ 5,941	$ 28,618
Total current assets	5,941	28,618
Other assets:
Intangible assets- net	10,003	10,586
Total other assets	10,003	10,586
Total assets	15,944	39,204
Current liabilities
Accounts payable	232,162	227,238	229,638
Derivative liability	492,341	551,892	483,283
Loan from shareholder	96,700	97,000	98,500
Loan from affiliate	26,686	27,000
Loans payable due to non-related parties, net	208,320	279,497	517,129
Total current liabilities	1,056,209	1,182,627	1,328,550
Total liabilities	1,056,209	1,182,627	1,328,550
Stockholders’ deficit
Common stock, value	12,793	9,773	7,555
Preferred stock, value
Additional paid-in-capital	6,776,338	6,709,111	6,559,185
Accumulated deficit	(7,829,528)	(7,862,437)	(7,895,290)
Total stockholders’ deficit	(1,040,265)	(1,143,423)	(1,328,550)
Total liabilities and stockholders’ deficit	15,944	39,204
Preferred Class A [Member]
Stockholders’ deficit
Preferred stock, value
Preferred Class B [Member]
Stockholders’ deficit
Preferred stock, value	32	30
Preferred Class C [Member]
Stockholders’ deficit
Preferred stock, value	$ 100	$ 100